Common and Preferred Stock Reserved for Future Issuances: (Details) - shares	Jun. 30, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common Stock Reserved	249,053,542	250,052,557
Common stock warrants outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	134,800,876	134,828,240
Common stock options outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	8,832,534	8,582,952
Common stock for potential anti-dilution of warrants [Member]
Class of Stock [Line Items]
Common Stock Reserved	66,712,722	67,288,955
Conversion of Series B Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	25,804,940	26,234,940
Common stock for potential anti-dilution of Series B Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	12,902,470	13,117,470